Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Assets and Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 616	$ 89	¥ 622
Accrued expenses, payroll and others	3,861	560	3,076
Fixed assets depreciation and intangible assets amortization	3,767	546	4,024
Net operating loss carry-forwards	4,176	605	2,980
Less: valuation allowance	(10,033)	(1,454)	(8,068)
Deferred tax assets, net	2,387	346	2,634
Deferred tax liabilities:
Long-lived assets arising from acquisitions	428	62	508
Withholding tax on PRC subsidiaries' undistributed earnings	1,685	244	1,803
Tax on capital gains	797	116	996
Others	246	35	241
Deferred tax liabilities	¥ 3,156	$ 457	¥ 3,548